Other Receivables, Prepayments and Deposits	6 Months Ended
Jun. 30, 2023
Other Receivables, Prepayments and Deposits

5.  Other Receivables, Prepayments and Deposits

Other receivables, prepayments and deposits consisted of the following:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Prepayments	12,053	22,329
Value-added tax receivables	7,046	1,491
Interest receivables	5,379	807
Dividend receivables	2,527	26,246
Deposits	1,205	1,214
Others	1,070	1,129
	29,280	53,216

No allowance for credit losses has been made for other receivables, prepayments and deposits for the six months ended June 30, 2023 and year ended December 31, 2022.